Investment in subsidiaries (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Amryt Pharma Holdings Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharma Holdings Limited
Ownership		Direct
Activities		Holding company and management services
Company number		5316808
Incorporation		UK
Holding percentage		100.00%	100.00%
Registered Office Address		Dept 920a 196 High Road, Wood Green, London, United Kingdom, N22 8HH
Amryt Pharmaceuticals DAC [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharmaceuticals DAC
Ownership		Indirect
Activities		Product Sales and management services
Company number		566448
Incorporation		Ireland
Holding percentage		100.00%	100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Research Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Research Limited
Ownership		Indirect
Activities		Pharmaceuticals R&D
Company number		571411
Incorporation		Ireland
Holding percentage		100.00%	100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Endocrinology Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Endocrinology Limited
Ownership		Indirect
Activities		Pharmaceuticals R&D
Company number		572984
Incorporation		Ireland
Holding percentage		100.00%	100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Lipidology Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Lipidology Limited
Ownership		Indirect
Activities		Licensee for Lojuxta
Company number		593833
Incorporation		Ireland
Holding percentage		100.00%	100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Genetics Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Genetics Limited
Ownership		Indirect
Activities		Pharmaceutical R&D
Company number		622577
Incorporation		Ireland
Holding percentage		100.00%	100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Pharma (UK) Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharma (UK) Limited
Ownership		Indirect
Activities		Management services
Company number		10463152
Incorporation		UK
Holding percentage		100.00%	100.00%
Registered Office Address		3rd Floor 1 Ashley Road, Altrincham, Cheshire, United Kingdom, WA14 2DT
Amryt Pharma Italy SRL [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharma Italy SRL
Ownership		Indirect
Activities		Management services
Company number		2109476
Incorporation		Italy
Holding percentage		100.00%	100.00%
Registered Office Address		Milano (MI)-Via Dell'Annunciata 23/4
Amryt Pharma Spain SL [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharma Spain SL
Ownership		Indirect
Activities		Management services
Company number		B67130567
Incorporation		Spain
Holding percentage		100.00%	100.00%
Registered Office Address		Barcelona, calle Diputacio, number 260
Amryt GmbH [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt GmbH (formerly Amryt AG)
Ownership		Indirect
Activities		Product Sales and Pharmaceuticals R&D
Company number		HRB 711487
Incorporation		Germany
Holding percentage		100.00%	100.00%
Registered Office Address		Streiflingsweg 11, 75223 Niefern-Öschelbronn
SomPharmaceuticals SA [Member]
List of subsidiary companies [Abstract]
Subsidiary		SomPharmaceuticals SA
Ownership		Indirect
Activities		Pharmaceuticals R&D and management services
Company number		CHE-435.396.568
Incorporation		Switzerland
Holding percentage		100.00%	100.00%
Registered Office Address		Bahnofstrasse 21, 6300 Zug
SomTherapeutics, Corp [Member]
List of subsidiary companies [Abstract]
Subsidiary		SomTherapeutics, Corp
Ownership		Indirect
Activities		License holder
Company number		P14000071235
Incorporation		USA
Holding percentage		100.00%	100.00%
Registered Office Address		3795 Coventry Lane, Boca Raton, FL 33496
Cala Medical Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Cala Medical Limited
Ownership		Indirect
Activities		Pharmaceuticals R&D
Company number		598486
Incorporation		Ireland
Holding percentage		100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Distribution Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Distribution Limited
Ownership		Indirect
Activities		Dormant
Company number		667507
Incorporation		Ireland
Holding percentage		100.00%	100.00%
Registered Office Address		45 Mespil road, Dublin 4
Amryt Pharmaceuticals, Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharmaceuticals, Inc.
Ownership		Indirect
Activities		Holding company and management services
Company number		3922075
Incorporation		USA
Holding percentage		100.00%	100.00%
Registered Office Address		245 First Street, Riverview II, 18th Floor, Cambridge, MA 02142
Aegerion International Ltd. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion International Ltd.
Ownership		Indirect
Activities		Management services
Company number		52048
Incorporation		Bermuda
Holding percentage		100.00%	100.00%
Registered Office Address		Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Holdings, Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals Holdings, Inc.
Ownership		Indirect
Activities		Product Sales Management services
Company number		5213687
Incorporation		USA
Holding percentage		100.00%	100.00%
Registered Office Address		245 First Street, Riverview II, 18th Floor, Cambridge, MA 02142
Aegerion Argentina S.R.L. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Argentina S.R.L.
Ownership		Indirect
Activities		Management services
Company number		901-709682-0
Incorporation		Argentina
Holding percentage		100.00%	100.00%
Registered Office Address		Avda. Camacua 421, Suite 102, Olivos, Vicente Lopez, 1636
Aegerion Pharmaceuticals (Canada) Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals (Canada) Limited
Ownership		Indirect
Activities		Management services
Company number		85134 5132 RT0001
Incorporation		Canada
Holding percentage		100.00%	100.00%
Registered Office Address		5300 Commerce Court West, 199 Bay Street, Toronto, ON M5L 1B9
Amryt Colombia S.A.S. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Colombia S.A.S. (formerly Aegerion Colombia S.A.S)
Ownership		Indirect
Activities		Management services
Company number		R048196625
Incorporation		Colombia
Holding percentage		100.00%	100.00%
Registered Office Address		CR 12 89 33 P 5, Bogota DC, Bogota 110111
Aegerion Pharmaceuticals K.K. (Recently liquidated) [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals K.K. (Recently liquidated)
Ownership		Indirect
Activities		Management services
Company number		01 04 - 01 - 107816
Incorporation		Japan
Holding percentage		100.00%	100.00%
Registered Office Address		12F, Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo
Aegerion Brasil Comercio E Importacao De Medicamentos LTDA [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Brasil Comercio E Importacao De Medicamentos LTDA
Ownership		Indirect
Activities		Management services
Company number		3522602510-1
Incorporation		Brazil
Holding percentage		100.00%	100.00%
Registered Office Address		Rua Joseefina, 200-Guarulhos City, Sao Paulo
Aegerion Pharmaceuticals Ltd. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals Ltd.
Ownership		Indirect
Activities		Management services
Company number		46134
Incorporation		Bermuda
Holding percentage		100.00%	100.00%
Registered Office Address		Clarendon House, 2 Church Street, Hamilton, HM11
Aegerion Pharmaceuticals Limited [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals Limited
Ownership		Indirect
Activities		Management services
Company number		8114919
Incorporation		UK
Holding percentage		100.00%	100.00%
Registered Office Address		C/O Corporation Service Company (Uk) Limited 5 Churchill Place, 10th Floor, London, United Kingdom, E14 5HU
Amryt Pharmaceuticals SAS [Member]
List of subsidiary companies [Abstract]
Subsidiary	[1]	Amryt Pharmaceuticals SAS (formerly Aegerion Pharmaceuticals, SAS)*
Ownership	[1]	Indirect
Activities	[1]	Management services
Company number	[1]	534 195 59900012
Incorporation	[1]	France
Holding percentage	[1]	100.00%	100.00%
Registered Office Address		235, Avenue Le Jour se Leve, Boulogne-Billancourt, 92 100
Aegerion Pharmaceuticals S.r.l. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals S.r.l.
Ownership		Indirect
Activities		Management services
Company number		1166250
Incorporation		Italy
Holding percentage		100.00%	100.00%
Registered Office Address		Viale Abruzzi n. 94, Milano, 20131
Amryt Pharma GmbH [Member]
List of subsidiary companies [Abstract]
Subsidiary		Amryt Pharma GmbH (formerly Aegerion Pharmaceuticals GmbH)
Ownership		Indirect
Activities		Management services
Company number		HRB 95895
Incorporation		Germany
Holding percentage		100.00%	100.00%
Registered Office Address		Streiflingsweg 4, 75223 NiefernÖschelbronn, Germany.
Aegerion Ilac Ticaret Limited Sirketi [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion İlaç Ticaret Limited Şirketi
Ownership		Indirect
Activities		Management services
Company number		907292
Incorporation		Turkey
Holding percentage		100.00%	100.00%
Registered Office Address		Orjin Maslak, Eski Buyukdere Caddesi No: 27 K:11, Maslak, Istanbul, 34485
Aegerion Pharmaceuticals SARL [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals SARL
Ownership		Indirect
Activities		Management services
Company number		CHE-497.494.599
Incorporation		Switzerland
Holding percentage		100.00%	100.00%
Registered Office Address		Rue de Pontets 6, Lavigny, Switzerland 1175
Aegerion Pharmaceuticals B.V. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals B.V.
Ownership		Indirect
Activities		Management services
Company number		69859647
Incorporation		Netherlands
Holding percentage		100.00%	100.00%
Registered Office Address		Atrium Building, 8th Floor, Strawinskylaan 3127, 8e verdieping, Amsterdam
Aegerion Pharmaceuticals Spain, S.L. [Member]
List of subsidiary companies [Abstract]
Subsidiary		Aegerion Pharmaceuticals Spain, S.L.
Ownership		Indirect
Activities		Management services
Company number		B88019161
Incorporation		Spain
Holding percentage		100.00%	100.00%
Registered Office Address		Calle Josep Coroleu, 83 2-2, Vilanova I la Geltru, Barcelona 08800

[1]	Amryt Pharma France, a dormant group subsidiary merged with Amryt Pharmaceuticals SAS (formerly Aegerion Pharmaceuticals, SAS) during the year.